Other Payables and Accruals (Tables)	6 Months Ended
Dec. 31, 2023
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	31 December 2023	30 June 2023
	RM	RM

Other payables	161,053,024	195,181
Accruals	1,082,868	1,494,376
	162,135,892	1,689,557